Equity - Issued Capital - Schedule of Equity - Issued Capital (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Equity Issued Capital [Abstract]
Ordinary shares - fully paid	2,072,377,143	2,059,298,968
Ordinary shares - fully paid	$ 34,993,134	$ 34,837,206